Label	Element	Value
Genter Capital Dividend Income ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Genter Capital Dividend Income ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Genter Capital Dividend Income ETF (the “Fund”) seeks current income and long term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the fee table or expense example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
  The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal period from January 13, 2025 (commencement of operations) through  April 30, 2025, the Fund’s portfolio turnover rate was 10.12%.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	10.12%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its assets plus borrowings for investment purposes in domestic equity securities that have records of paying dividends. The Fund will invest primarily in companies with market capitalizations of $2 billion or higher at the time of initial purchase. In addition, the Fund will invest in a diversified portfolio of 25 to 50 securities typically spread across many economic sectors. Investments in and weightings of individual sectors will vary based on the Fund’s investment sub-advisor’s, RNC Capital Management, LLC d/b/a Genter Capital Management (the “Sub-Advisor”) assessment of valuation and the economic outlook using the process described below. Examples of conditions that will affect the weighting of sectors include recent relative performance of each sector to the overall market performance, economic conditions such as inflation and economic growth and expectations of economic growth in the upcoming period of time and how that sector might be affected more or less than other sectors, and economic growth rate and geopolitical conditions, military conflicts which can typically affect availability and demand for natural resources that can have impact on one or more sectors relative to other sectors of the overall market economy. For example, the price of oil has a significant impact on the transportation sector, which can in turn have a significant impact on consumer goods and raw materials being transported. Another example which can have a significant impact on one or more sectors is tariffs. Tariffs imposed on either a country or a particular industry will increase the price and may reduce the supply as well. A tariff on consumer goods imported from China would impact retailers where those imported goods are sold.
The Sub-Advisor employs a three-step process in selecting the Fund’s investments. The Sub-Advisor begins with a universe of domestic publicly traded companies that have paid a dividend in each of the previous four quarters. First, the Sub-Advisor uses publicly available filings, financial analyst’s reports and research information available both publicly and by subscription or purchase to identify companies that have 1) tax-advantaged dividend payments which qualify for tax treatment as capital gains tax rates versus ordinary income tax rates, which will allow the Fund shareholder to recognize that portion of the Fund income dividend as receipt of capital gain, a lower tax rate than ordinary income dividends, 2) market capitalizations greater than $2 billion, 3) dividend per share increase of any amount versus prior quarter and 4) investment grade debt ratings. Second, a thorough fundamental analysis of the companies is conducted focusing on valuation and balance sheet and income statement information. Lastly, the four characteristics identified in the first step are evaluated further to assess the likelihood of capital appreciation, and to assess the expected volatility and risk for each security. The Sub-Advisor will sell a security when one or more of the following occurs:
1)	the security’s price target is realized;
2)	an individual holding exceeds 5% of the portfolio;
3)	dividend payment falls below acquisition parameters;
4)	the company’s underlying debt rating falls below investment grade;
5)	sector rebalancing;
6)	payout ratio (proportion of a company’s earnings that is paid out to shareholders) exceeds proprietary forecasts of long-term sustainable earnings and free cash flow;
7)	a fundamental development weakens a company’s balance sheet or earnings potential (such as a rating agency downgrade of the debt held by a portfolio company to below investment grade); or
8)	the Fund requires cash to meet redemption requests.
The Sub-Advisor will also sell call option contracts, that are based on the value of underlying securities held by the Fund, to generate income via option premiums. The Sub-Advisor sells call option contracts on securities held by the Fund with strike prices ranging from 0-15% above the then current price of the security against which the option is written. Calls will be written when the Sub-Advisor feels the underlying stock has a price at the time the call is written that is in line with other stocks in its sector and, in the Sub-Advisor’s view, is unlikely to appreciate more than the strike price of the written call prior to the call’s expiration, but the Sub-Advisor is not prepared to remove the position from the Fund portfolio. By doing so, the Fund gives up the potential to fully participate in the underlying security gains, if any, beyond the strike price of the sold call options in exchange for income received in the form of call option premium. If the price of the underlying security is less than the call option’s strike price at the expiration of the contract, the option contract will expire worthless and the Fund’s return on the sold call position will be the premium originally received for selling the option contract. If the price of the underlying security is greater than the strike price at the expiration of the option contract, the Fund will typically forgo all of the returns that exceed the strike price of the option contract, and there will be a cost to “close out” the now in-the-money call options. The short call options are “closed out” (repurchased) prior to their expiration so that the Fund will not get assigned the, now, in-the-money call options. A call option is “in-the-money” when the price of the underlying reference asset (i.e., stock) is higher than the strike price of the call option. At times the call options may be “rolled” instead of simply closed. The term “rolled” means new call options are simultaneously sold to open a new short call position, while the previously sold calls are repurchased to close out the original short call position.
As an actively managed ETF that does not seek to replicate the performance of a specified index, the Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.
From time to time the Fund may focus its investments in one or more particular sectors. As of April 30, 2025, the Fund focused its investments in the Health Care and Financial sectors.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
Because the Fund does not have performance history for a full calendar year, no Fund performance information is shown. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained by visiting www.genterfunds.com/GEND.

Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	Because the Fund does not have performance history for a full calendar year, no Fund performance information is shown.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.genterfunds.com/GEND
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Genter Capital Dividend Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The loss of your money is a principal risk of investing in the Fund.
Genter Capital Dividend Income ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Equity Securities Risk. Investments in equity securities may fluctuate in value response to many factors, including general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.

Genter Capital Dividend Income ETF | Small- and Mid-Cap Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Small- and Mid-Cap Securities Risk.  The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Genter Capital Dividend Income ETF | Risks from Selling or Writing Call Options [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Risks from Selling or Writing Call Options.  Writing option contracts can result in losses that exceed the Fund’s initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option. Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.

Genter Capital Dividend Income ETF | Dividend Payment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Dividend Payment Risk. While the Fund may hold securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.

Genter Capital Dividend Income ETF | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.

Genter Capital Dividend Income ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
 Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Genter Capital Dividend Income ETF | ETF Structure Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to certain risks, including:
o
Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”, which are only available to Authorized Participants. Retail investors may only purchase or sell shares on the Exchange.   You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues.  An active trading market for the Fund's shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund's shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund's shares.

o
Cash Purchases. To the extent Creation Units are purchased or sold by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

o
Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

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In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

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To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund's shares, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

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The market price for the Fund's shares may deviate from the Fund's net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund's net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

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When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund's shares is open, there may be changes from the last quote of the closed market and the quote from the Fund's domestic trading day, which could lead to differences between the market value of the Fund's shares and the Fund's net asset value.

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In stressed market conditions, the market for the Fund's shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Fund's shares may, in turn, lead to differences between the market value of the Fund's shares and the Fund's net asset value.

Genter Capital Dividend Income ETF | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Sub-Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio managers’ judgments about the attractiveness, income potential, and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgment will produce the desired results. The portfolio managers may rely on poorly chosen, ineffective investment techniques or risk analysis, and they may apply poor judgement to otherwise effective investment and analysis methods. Investors may lose money as a result.

Genter Capital Dividend Income ETF | Limited History of Operations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Limited History of Operations Risk. The Fund has a limited operating history as of the date of this Prospectus. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Board of Trustees determining to liquidate the Fund. While shareholder interest will be the paramount consideration, the timing of any liquidation may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Genter Capital Dividend Income ETF | Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investment Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment.
All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.
Any real or perceived adverse economic changes, local, regional or global events such as war, acts of terrorism, disasters, trade disputes, disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities of those countries, the spread of infectious illness or other public health issues, recessions, raising of interest rates, or other events, could have a material adverse impact on the Fund or its investments. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Moreover, changes in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, and portfolio liquidity, among other factors.
Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing global conflicts may have adverse spill-over effects into the global financial markets generally.

Genter Capital Dividend Income ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Early Close/Trading Halt Risk. The Fund’s investments in equity securities are subject to the risk that an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Genter Capital Dividend Income ETF | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Sector Risk.  The fund may be susceptible to an increased risk of loss, including losses due to events that adversely affect the fund's investments more than the market as a whole, to the extent that the fund may, from time to time, have greater exposure to the securities of a particular issuer or issuers within the same industry or sector. Such sector-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the sector. In addition, at times, such sector may be out of favor and underperform other sectors or the market as a whole.
o
Healthcare Companies.  Companies in this sector are subject to extensive litigation based on product liability and similar claims; dependence on patent protection and expiration of patents; competitive forces that make it difficult to raise prices; long and costly regulatory processes; and product obsolescence; all of which may adversely affect the value of those holdings.

o
Financial Companies.  Companies in the financial sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital, among other factors.

Genter Capital Dividend Income ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Cybersecurity Risk. With the increased use of technologies such as the internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security, and related risks. As part of its business, the Sub-Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Fund and its service providers are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Genter Capital Dividend Income ETF | Genter Capital Dividend Income ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 480